Earnings (loss) per share - Disclosure of Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Numerator of basic and diluted EPS	R$ (1,358,813)	R$ 854,071	R$ 803,232
Weighted average number of outstanding shares	308,905,398	289,289,033	277,320,157
Denominator of basic EPS (in shares)	308,905,398	289,289,033	277,320,157
Basic earnings per share (R$ per share)	R$ (4.40)	R$ 2.95	R$ 2.90
Share-based payments (in shares)	0	4,448,505	4,845,504
Denominator of diluted EPS (in shares)	308,905,398	293,737,538	282,165,661
Diluted earnings per share (R$ per share)	R$ (4.40)	R$ 2.91	R$ 2.85